ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	CLOSED END FUND — 0.1%
	MIXED ALLOCATION - 0.1%
19,725	Vietnam Enterprise Investments Ltd.(a)	$ 199,367

	TOTAL CLOSED END FUNDS (Cost $176,526)	199,367

Shares		Fair Value
	COMMON STOCKS — 95.1%
	AEROSPACE & DEFENSE - 0.2%
36,658	Aselsan Elektronik Sanayi Ve Ticaret A/S	271,122

	APPAREL & TEXTILE PRODUCTS - 1.3%
401,200	Tongkun Group Company Ltd.	1,279,212
20,490	Youngone Corporation(b)	961,723
		2,240,935
	ASSET MANAGEMENT - 1.8%
2,879	SK Square Company Ltd.(b)	3,158,602

	AUTOMOTIVE - 0.3%
610	Hyundai Motor Company	195,212
42,537	Tofas Turk Otomobil Fabrikasi A/S	280,863
		476,075
	BANKING - 8.9%
47,668	Absa Group Ltd.(b)	663,266
74,079	Abu Dhabi Commercial Bank PJSC	291,621
42,840	Al Rajhi Bank	751,359
104,719	Alinma Bank	681,146
1,222,100	Bank Mandiri Persero Tbk P.T.(b)	261,947
516,000	Bank of Chengdu Company Ltd., Class A	1,345,075
261,400	Bank of Ningbo Company Ltd., Class A(b)	1,142,983
129,770	Bank of the Philippine Islands(b)	203,096
4,376	Bank Polska Kasa Opieki S.A.(b)	266,157
2,616,100	Bank Syariah Indonesia Tbk P.T.	248,327
91,077	BDO Unibank, Inc.	175,948
241,000	China Construction Bank Corporation, H Shares(b)	247,981
224,100	China Merchants Bank Company Ltd.	1,171,639

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	BANKING - 8.9% (Continued)
99,000	CIMB Group Holdings Bhd	$ 179,599
27,831	Emirates NBD Bank PJSC(b)	223,969
66,376	FirstRand Ltd.(b)	394,115
39,900	Grupo Financiero Banorte SAB de CV	422,512
106,417	HDFC Bank Ltd.(b)	898,764
417,601	Ho Chi Minh City Development Joint Stock(a)	411,238
81,218	ICICI Bank Ltd.(b)	1,182,162
6,298	KB Financial Group, Inc.(b)	647,398
106,968	National Bank of Kuwait S.A.KP	278,485
44,200	NU Holdings Ltd./Cayman Islands, Class A(a)	590,512
1,400	OTP Bank Nyrt	206,630
35,940	Piraeus Bank S.A.(b)	372,985
10,190	Powszechna Kasa Oszczednosci Bank Polski S.A.	279,387
174,200	Public Bank Bhd	204,710
9,062	Raiffeisen Bank International A.G.(b)	577,952
125,152	Saudi National Bank (The)(b)	1,287,692
14,067	Standard Bank Group Ltd.(b)	277,445
		15,886,100
	BEVERAGES - 1.6%
26,400	Fomento Economico Mexicano S.A.B. de C.V.	337,370
232,000	Tsingtao Brewery Co Ltd	1,273,173
236,321	Varun Beverages Ltd.	1,269,522
		2,880,065
	BIOTECH & PHARMA - 2.1%
125,000	Akeso, Inc. 144A(a),(b),(c)	1,403,352
2,861	Gedeon Richter plc	110,735
49,808	Glenmark Pharmaceuticals Ltd.	1,162,061
4,143	Hanmi Pharm Co Ltd	1,064,691
		3,740,839
	CHEMICALS - 0.8%
14,334	Saudi Arabian Mining Company(a)	226,603
360,100	Shandong Hualu Hengsheng Chemical Company Ltd.	1,268,552
		1,495,155

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	CONSTRUCTION MATERIALS - 0.2%
231,200	Cemex S.A.B. de C.V.	$ 277,608

	E-COMMERCE DISCRETIONARY - 2.7%
199,100	Alibaba Group Holding Ltd.(b)	2,357,112
52,694	Allegro.eu S.A. 144A(a),(b),(c)	529,700
330	MercadoLibre, Inc.(a)	560,139
16,200	PDD Holdings, Inc. - ADR(a)	1,235,736
		4,682,687
	ELECTRIC UTILITIES - 2.3%
274,000	Cia Paranaense de Energia	797,683
3,227,300	Colbun S.A.	465,468
106,100	Equatorial Energia S.A.	800,429
2,788,000	Huadian Power International Corp Ltd.	1,325,954
299,606	National Central Cooling Company PJSC	215,333
3,500	Pampa Energia S.A. - ADR(a)	287,455
54,300	Tenaga Nasional Bhd(b)	189,836
		4,082,158
	ELECTRICAL EQUIPMENT - 1.7%
24,000	Chroma ATE, Inc.	1,629,164
29,400	Delta Electronics Thailand PCL	287,533
160,574	Triveni Turbine Ltd.	1,172,266
		3,088,963
	ENTERTAINMENT CONTENT - 0.8%
673,400	Zhejiang Century Huatong Group Company Ltd.	1,398,351

	FOOD - 1.5%
64,366	Almarai Company JSC	779,093
11,967	CJ Corporation	1,196,871
295,900	Farm Fresh Bhd	165,894
860	Samyang Foods Company Ltd.	622,157
		2,764,015
	HEALTH CARE FACILITIES & SERVICES - 1.1%
488,000	Bangkok Dusit Medical	283,422
66,600	Bumrungrad Hospital PCL	376,781

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.1% (Continued)
96,737	Global Health Ltd./India	$ 1,345,182
		2,005,385
	HOME CONSTRUCTION - 0.7%
100,224	Kajaria Ceramics Ltd.(b)	1,283,985

	HOUSEHOLD PRODUCTS - 0.3%
4,813	Cosmax, Inc.	481,991

	INDUSTRIAL INTERMEDIATE PROD - 2.6%
66,557	APL Apollo Tubes Ltd.	1,260,058
10,000	Elite Material Co., Ltd	1,693,903
24,889	KEI Industries Limited	1,429,771
4,183	Metlen Energy & Metals plc	196,898
		4,580,630
	INDUSTRIAL SUPPORT SERVICES - 0.8%
68,600	Han's Laser Technology Industry Group Company Ltd.	1,516,553

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
29,100	Hong Kong Exchanges & Clearing Ltd.(b)	1,346,874

	INSURANCE - 0.6%
22,048	Company for Cooperative Insurance (The)	863,166
13,141	Powszechny Zaklad Ubezpieczen S.A.	229,229
		1,092,395
	INTERNET MEDIA & SERVICES - 3.8%
8,650	Naspers Ltd.	433,348
18,335	Prosus N.V.	791,446
78,700	Tencent Holdings Ltd.(b)	4,312,889
421,879	Zomato Ltd(a)	1,181,508
		6,719,191
	LEISURE FACILITIES & SERVICES - 0.4%
196,600	Smartfit Escola de Ginastica e Danca S.A.	744,248

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	MACHINERY - 0.8%
120,790	Elecon Engineering Company Ltd.	$ 682,447
32,982	Kirloskar Brothers Ltd.	716,819
		1,399,266
	METALS & MINING - 2.9%
9,109	Anglogold Ashanti plc	738,399
12,030	Gold Fields Ltd.	404,628
51,000	Grupo Mexico S.A.B. de C.V.	576,270
64,794	Impala Platinum Holdings Ltd.(b)	680,364
883,700	Lingbao Gold Group Company Ltd.	1,384,791
489,800	Zhongjin Gold Corp Ltd.	1,302,027
		5,086,479
	OIL & GAS PRODUCERS - 2.7%
374,672	Adnoc Gas plc	350,885
135,180	Aegis Logistics Ltd.	1,679,660
65,623	KOC Holding A/S(b)	272,216
73,700	PRIO S.A.(a)	744,898
46,937	Reliance Industries Ltd.	642,799
38,007	Saudi Arabian Oil Company(b)	264,210
119,900	Vibra Energia S.A.	692,088
		4,646,756
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
1,660,000	China Oilfield Services Ltd., H Shares(b)	1,322,864

	REAL ESTATE OWNERS & DEVELOPERS - 0.9%
1,635,000	Greentown China Holdings Ltd.(a)	1,409,262
281,600	Nam Long Investment Corporation	280,527
		1,689,789
	RENEWABLE ENERGY - 1.0%
22,700	Contemporary Amperex Technology Company Ltd.	1,313,873
17,569	CS Wind Corporation	483,301
		1,797,174
	RETAIL - CONSUMER STAPLES - 1.1%
22,278	BIM Birlesik Magazalar A/S	174,439
200,600	CP All Plc.(b)	282,208

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1% (Continued)
101,200	Grupo Comercial Chedraui S.A. de CV	$ 517,821
45,346	Pepco Group N.V. 144A(c)	437,934
369,400	Puregold Price Club, Inc.(b)	244,500
3,371,400	Sumber Alfaria Trijaya Tbk PT	257,144
		1,914,046
	RETAIL - DISCRETIONARY - 0.9%
98,900	Localiza Rent a Car S.A. 144A(c)	796,618
109,600	Mobile World Investment Corporation	326,086
123,100	Vivara Participacoes S.A.	542,444
		1,665,148
	SEMICONDUCTORS - 25.1%
13,373	DB HiTek Company Ltd.	1,246,710
33,378	Dongjin Semichem Company Ltd.	1,258,057
13,000	eMemory Technology, Inc.	1,195,003
3,754	Eo Technics Co., Ltd.	1,155,241
17,000	LandMark Optoelectronics Corporation	1,079,195
242,000	Macronix International(a),(b)	1,182,621
3,000	MediaTek, Inc.(b)	400,220
8,000	MPI Corporation	1,531,113
85,000	Nanya Technology Corporation(b)	1,208,752
87,000	Pan Jit International, Inc.	498,979
4,844	SK Hynix, Inc.(b)	8,298,918
326,000	Taiwan Semiconductor Manufacturing Company Ltd.	24,690,762
5,000	WinWay Technology Company Ltd.	1,270,427
		45,015,998
	SOFTWARE - 0.4%
4,200	Kaspi.KZ JSC - ADR	363,888
10,203	Rasan Information Technology Company(a)	419,807
		783,695
	SPECIALTY FINANCE - 1.0%
307,800	Krungthai Card PCL	307,976
66,295	Piramal Finance Ltd.	1,518,509
		1,826,485

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.1% (Continued)
	STEEL - 0.4%
7,822	East Pipes Integrated Company for Industry	$ 457,986
337,392	Hoa Phat Group JSC	299,476
		757,462
	TECHNOLOGY HARDWARE - 13.8%
19,355	BizLink Holding, Inc.	1,164,828
7,000	Delta Electronics, Inc.(b)	428,975
169,300	ITMAX SYSTEM Bhd	202,268
10,000	Jentech Precision Industrial Co., Ltd.	1,077,938
68,000	Kinsus Interconnect Technology Corporation	1,904,086
57,411	Samsung Electronics Company Ltd.(b)	12,396,899
28,740	Seojin System Company Ltd.(a)	975,478
31,000	Taiwan Union Technology Corporation	1,636,706
54,000	Unimicron Technology Corporation	1,815,839
144,000	WT Microelectronics Company Ltd.(b)	968,448
60,600	Xiaomi Corp, Class B 144A(a),(c)	167,208
91,000	Zhen Ding Technology Holding Ltd.	1,801,697
		24,540,370
	TECHNOLOGY SERVICES - 0.7%
98,861	One 97 Communications Ltd.(a)	1,194,428

	TELECOMMUNICATIONS - 1.0%
176,000	America Movil S.A.B. de C.V.	228,737
55,625	Bharti Airtel Ltd.(b)	1,090,361
73,421	Ooredoo QPSC	267,224
24,840	Saudi Telecom Company	285,858
		1,872,180
	TRANSPORTATION & LOGISTICS - 2.7%
226,345	Abu Dhabi Ports Company PJSC(a)	289,617
78,545	Adani Ports & Special Economic Zone Ltd.	1,504,887
676,000	Anhui Expressway Company Ltd., H Shares	1,261,009
28,455	Promotora y Operadora de Infraestructura S.A.B. de C.V.	451,928
1,665,000	Qingdao Port International Company Ltd., H Shares 144A(c)	1,337,464
		4,844,905

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 95.1% (Continued)
	TRANSPORTATION EQUIPMENT - 0.8%
280,600	Zhuzhou CRRC Times Electric Company Ltd., H Shares			$ 1,433,263

	WHOLESALE - CONSUMER STAPLES - 0.5%
32,518	Bid Corp Ltd.			886,586

	WHOLESALE - DISCRETIONARY - 0.4%
469,800	Sendas Distribuidora S.A.			792,451

	TOTAL COMMON STOCKS (Cost $122,783,795)			169,683,272

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.2%

	AUTOMOTIVE — 0.5%
6,683	Hyundai Motor Company	4.69%	-	931,087

	CHEMICALS — 0.1%
2,782	Sociedad Quimica y Minera de Chile S.A., Class B	1.35%	-	206,504

	TECHNOLOGY HARDWARE — 1.6%
20,143	Samsung Electronics Company Ltd.(b)	0.79%	-	2,760,778

	TOTAL PREFERRED STOCKS (Cost $1,618,776)			3,898,369

Shares				Fair Value
	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
5,238,770	Northern Institutional Treasury Portfolio, 3.50% (Cost $5,238,770)(d)			5,238,770

	TOTAL INVESTMENTS - 100.3% (Cost $129,817,867)			$ 179,019,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(598,137)
	NET ASSETS - 100.0%			$ 178,421,641

ABS INSIGHTS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

A/S	Aktieselskab
ADR	American Depositary Receipt
A..G.	Aktiengesellschaft
BHD	Bahraini Dinar
JSC	Joint-stock company
LTD	Limited Company
NYRT	New York REIT, Inc.
P.T.	Publicly Traded
PCL	Public Limited Company
PJSC	Private Joint Company
PLC	Public Limited Company (UK)
QPSC	Qualified Public Shareholding Company
S.A.	Société Anonyme
S.A. de CV	Sociedad Anónima de Capital Variable
S.A.KP	Société Anonyme Kuwait
SAB de CV	Sociedad Anónima Bursátil de Capital Variable
TBK P.T.	Perseroan Terbatas Terbuka

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is 4,672,276 or 2.6% of net assets.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.